Notes to the Balance Sheet - Summary of Depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation Expense [Line Items]
Depreciation	€ 4,370	€ 2,487	€ 1,976
Cost of Sales [Member]
Depreciation Expense [Line Items]
Depreciation	0	0	0
Research and development [member]
Depreciation Expense [Line Items]
Depreciation	1,681	1,663	1,478
Impairment On Research And Development [Member]
Depreciation Expense [Line Items]
Depreciation	1,537	0	10
Selling [member]
Depreciation Expense [Line Items]
Depreciation	63	132	92
General and administrative [member]
Depreciation Expense [Line Items]
Depreciation	€ 1,089	€ 692	€ 396